Property and equipment	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment

		Office furniture		Stockroom
		and computer	Software	and production	Tradeshow	Leasehold
	Note	equipment		equipment	equipment	improvements	Total
Cost		$	$	$	$	$	$
Balance at July 1, 2024		5,974	500	15,656	47	510	22,687
Additions		804	—	1,587	—	—	2,391
Disposals		(3)	—	(606)	—	—	(609)
Disposal of VoIP Supply LLC	19	(113)	(82)	—	—	—	(195)
Balance at June 30, 2025		6,662	418	16,637	47	510	24,274
Additions		220	—	1,261	—	303	1,784
Disposals		—	—	(764)	—	—	(764)
Balance at June 30, 2026		6,882	418	17,134	47	813	25,294

Accumulated depreciation
Balance at July 1, 2024		4,179	456	9,207	47	404	14,293
Depreciation expense		721	15	3,295	—	35	4,066
Disposals		—	—	(389)	—	—	(389)
Disposal of VoIP Supply LLC	19	(74)	(55)	—	—	—	(129)
Balance at June 30, 2025		4,826	416	12,113	47	439	17,841
Depreciation expense		1,037	2	2,150	—	61	3,250
Disposals		—	—	(594)	—	—	(594)
Balance at June 30, 2026		5,863	418	13,669	47	500	20,497

Net book value as at:
Balance at June 30, 2025		1,836	2	4,524	—	71	6,433
Balance at June 30, 2026		1,019	—	3,465	—	313	4,797
For the year ended June 30, 2026, depreciation expense of $781 (June 30, 2025 - $812) was recorded in general and administration expense in the consolidated statements of loss and comprehensive loss. Depreciation expense in the amount of $2,469 was included in cost of sales for the year ended June 30, 2026 (June 30, 2025 - $3,254).
For the year ended June 30, 2026, loss on disposal of $170 (June 30, 2025- $220) was recorded in general and administration expense in the consolidated statements of loss and comprehensive loss.